Goodwill - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill impairment	$ 0	$ 364,248	$ 0	$ 364,248	$ 364,248